Document and Entity Information	Mar. 14, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 14, 2024
Entity File Number	0-9143
Entity Registrant Name	Hurco Companies, Inc
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1150732
Entity Address State Or Province	IN
Entity Address, Address Line One	One Technology Way
Entity Address, City or Town	Indianapolis
Entity Address, Postal Zip Code	46268
City Area Code	317
Local Phone Number	293-5309
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	HURC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000315374
Current Fiscal Year End Date	--10-31
Amendment Flag	false